Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2021
Registrant Name	dei_EntityRegistrantName	Invesco Actively Managed Exchange-Traded Fund Trust
CIK	dei_EntityCentralIndexKey	0001418144
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 25, 2022
Effective Date	dei_DocumentEffectiveDate	Feb. 25, 2022
Prospectus Date	rr_ProspectusDate	Feb. 25, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Invesco Active US Real Estate ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSR
Invesco Balanced Multi-Asset Allocation ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSMB
Invesco Conservative Multi-Asset Allocation ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSMC
Invesco Growth Multi-Asset Allocation ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSMG
Invesco High Yield Bond Factor ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHYF
Invesco Moderately Conservative Multi-Asset Allocation ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSMM
Invesco SP 500 Downside Hedged ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHDG
Invesco Total Return Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTO
Invesco Ultra Short Duration ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSY
Invesco Variable Rate Investment Grade ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VRIG
Invesco Focused Discovery Growth ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IVDG
Invesco Real Assets ESG ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IVRA
Invesco Select Growth ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IVSG
Invesco US Large Cap Core ESG ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IVLC